Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ZANITE ACQUISITION CORP [Member]
Commitments and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Stockholder Rights
Pursuant to a registration rights agreement entered into on November 16, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Contingent Fee Agreement
On May 6, 2021, the Company entered into an agreement with a vendor for financial due diligence services related to the Business Combination. The agreement has a contingent fee element whereby 50% of the fees incurred for the services rendered are contingent upon the consummation of the Business Combination. The amount of contingent fees incurred as of March 31, 2022, which would be become payable upon consummation of a Business Combination, is $300,000.
On May 6, 2021, we entered into an agreement with a vendor for investment banking services related to our initial business combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE Investment. The agreement calls for the vendor to receive a contingent fee equal to 4% of the gross proceeds of securities sold in the PIPE Investment.
On May 6, 2021, we entered into an agreement with a vendor for advisory services related to our initial business combination. The agreement calls for the vendor to receive a contingent fee equal to $5,000,000. If following or in connection with the termination, abandonment or failure to occur of any proposed business combination during the term of the agreement or during the
12-month
period following the effective date of termination of the agreement, we are entitled to receive a break-up,
termination, “topping,” expense reimbursement, earnest money payment or similar fee or payment (each and together, “termination payments”), the vendor is then entitled to receive a contingent fee equal to 25% of the aggregate amount of those termination payments, payable upon our receipt of such amount.
On December 7, 2021, we entered into an agreement with a vendor for investment banking services related to our initial business combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE Investment. The agreement calls for the vendor to receive a contingent fee equal to 2% of the gross proceeds of securities sold in the PIPE Investment.
Business Combination Agreement
On December 21, 2021, the
Company
entered into a Business Combination Agreement (the “
Business Combination Agreement
”) with Embraer S.A., a Brazilian corporation (
sociedade anônima
) (“
Embraer
”), Embraer Aircraft Holding Inc., a Delaware corporation and a direct wholly owned subsidiary of Embraer (“
EAH
”), and EVE UAM, LLC, a Delaware limited liability company and a wholly owned subsidiary of EAH (“
Eve
”).
The Business Combination
In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement (the “
Closing
”), the Company has agreed to pay consideration in the form of 220,000,000 newly issued shares of the Company’s common stock, par value $0.0001 per share (“
Common Stock
”), valued at $10.00

per share (the “
Consideration
”), to EAH in exchange for the transfer to the Company of all of the issued and outstanding limited liability company interests of Eve. As a result of the transactions contemplated by the Business Combination Agreement (the “
business combination
”), Eve will become a wholly owned subsidiary of the Company, which will change its name to “Eve Holding, Inc.”
The board of directors of the Company (the “
Board
”) has unanimously approved and declared advisable the Business Combination Agreement, the business combination and the other transactions contemplated thereby and resolved to recommend approval of the Business Combination Agreement and related matters by the Company’s stockholders.
Subscription Agreements
On December 21, 2021, concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (each a “Subscription Agreement” and collectively, the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the Company agreed to issue and sell to the PIPE Investors an aggregate of 30,500,000 shares of Common Stock at $10.00 per share, for an aggregate purchase price of $305,000,000, in private placements to close substantially concurrently with the Closing (the “PIPE Investment”). The PIPE Investors include, among others, the Sponsor, which subscribed to purchase 2,500,000 shares of Common Stock for a purchase price of $25,000,000, EAH, which subscribed to purchase 17,500,000 shares of Common Stock for a purchase price of $175,000,000 and certain strategic PIPE Investors and/or investors with existing relationships with Embraer (collectively, the “Strategic Investors”). Certain of the Strategic Investors have also entered into Strategic Warrant Agreements (as defined below) providing for the issuance of warrants to purchase shares of Common Stock upon the Closing and achievement of certain UAM Business milestones. In connection with the PIPE Investment, EAH has entered into arrangements with certain of such strategic investors to provide them with price protections in the amount of up to their $30 million aggregate commitments in the form of credits for parts and services or cash in exchange for the transfer of shares to EAH. Pursuant to the terms of the Subscription Agreements, a PIPE Investor, including the Sponsor and EAH, may assign all or a portion of its obligation to purchase its shares of Common Stock in the PIPE Investment with the Company’s prior consent.
On December 24, 2021, the Company entered into an additional Subscription Agreement with an additional Strategic Investor, pursuant to which such Strategic Investor subscribed to purchase 1,000,000 shares of Common Stock for an aggregate purchase price of $10,000,000. As a result, as of December 24, 2021, the Company has agreed to issue and sell an aggregate of 31,500,000 shares of Common Stock for an aggregate purchase price of $315,000,000 to the PIPE Investors in the PIPE Investment.
On March 9, 2022, the Company entered into an additional Subscription Agreement with an additional Strategic Investor, pursuant to which such Strategic Investor subscribed to purchase 230,000 shares of Common Stock for an aggregate purchase price of $2,300,000.
On March 16, 2022, the Company entered into an additional Subscription Agreement with an additional Strategic Investor, pursuant to which such Strategic Investor subscribed to purchase 3,000,000 shares of Common Stock for an aggregate purchase price of $30,000,000. As a result, as of March 16, 2022, the Company has agreed to issue and sell an aggregate of 34,730,000 shares of Common Stock for an aggregate purchase price of $347,300,000 to the PIPE Investors in the PIPE Investment.
On April 4, 2022, the Company entered into an amendment to the Subscription Agreement with one of the Strategic Investors, pursuant to which the Strategic Investor subscribed to purchase an additional 1,000,000 shares of Common Stock for an aggregate purchase price of $10,000,000. As a result, as of April 4, 2022, the Company has agreed to issue and sell an aggregate of 35,730,000 shares of Common Stock for an aggregate purchase price of $357,300,000 to the PIPE Investors in the PIPE Investment.
S
trategic Warrant and
 Lock-Up
 Agreements
On December 21, 2021, concurrently with the execution of the Business Combination Agreement, the Company entered into warrant agreements with the Strategic Investors (the “
Strategic Warrant Agreements
”), pursuant to which, subject to the consummation of the business combination, the Company has agreed to issue to the Strategic Investors new warrants to acquire an aggregate of (i) 14,150,000 shares of common stock, each with an exercise price of $0.01 per share (the “
Penny Warrants
”), which warrants will be issued at the Closing or in connection with the achievement of certain UAM Business milestones following the Closing, (ii) 12,000,000 shares of common stock, each with an exercise price of $15.00 per share, which warrants will be issued at the Closing, and (iii) 5,000,000 shares of common stock each with an exercise price of $11.50 per share, which warrants will be issued at the Closing. In general, each warrant is exercisable for a period of five or ten years following its issuance or first permitted exercise date. The Strategic Warrant Agreements provide for certain registration rights with respect to the resale of the shares of Common Stock underlying the warrants which are substantially similar to the registration rights provided under the Subscription Agreements. In addition, on December 21, 2021, certain of the Strategic Investors entered into lock-up agreements
with the Company, pursuant to which such Strategic Investors will be restricted from transferring certain of the new warrants issued at the Closing and the shares of common stock of the Company issued upon the exercise of such new warrants until the date that is three or five years after the Closing Date, as described below.
On March 16, 2022, concurrently with the execution of an additional Subscription Agreement with an additional Strategic Investor, the Company entered into an additional Strategic Warrant Agreement, pursuant to which, subject to the consummation of the business combination, the Company has agreed to issue the Strategic Investor new warrants to acquire 4,500,000 shares of Common Stock, each with an exercise price of $0.01 per share. Each warrant is exercisable for a period of five years following its issuance or first permitted exercise date. The Strategic Warrant Agreement provides for certain registration rights with respect to the resale of the shares of Common Stock underlying the warrants which are substantially similar to the registration rights provided under the Subscription Agreement. The Strategic Warrant Agreement also provides the Strategic Investor with the non-transferable
right to designate a Class I director of the Company. In addition, the Strategic Warrant Agreement provides that the Strategic Investor may designate a member to a non-board
advisory committee following the consummation of the business combination, to the extent that the Company chooses, in its sole discretion, to form such a committee. In addition, on March 16, 2022, the Strategic Investor entered into a lock-up
agreement with the Company, pursuant to which the Strategic Investor will be restricted from transferring warrants to acquire 900,000 shares of Common Stock issued at the Closing and the shares of Common Stock issued upon the exercise of such new warrants until the date that is two years after the Closing Date.
Out of the warrants that the Company has agreed to issue pursuant to the Strategic Warrant Agreements, (i) warrants to acquire 900,000 shares of Common Stock will be issued and exercisable at the Closing, (ii) warrants to acquire up to 3,600,000 shares of common stock will be issued upon the achievement of certain UAM Business milestones, including upon achievement of certain vertiport operation thresholds and upon receipt of the first type certification for eVTOL in compliance with certain airworthiness authorities.

NOTE 6. COMMITMENTS
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Stockholder Rights
Pursuant to a registration rights agreement entered into on November 16, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Contingent Fee Agreement
On May 6, 2021, the Company entered into an agreement with a vendor for financial due diligence services related to the Business Combination. The agreement has a contingent fee element whereby 50% of the fees incurred for the services rendered are contingent upon the consummation of the Business Combination. The amount of contingent fees incurred as of December 31, 2021, which would be become payable upon consummation of a Business Combination, is $280,500.
On May 6, 2021, we entered into an agreement with a vendor for investment banking services related to our initial business combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE Investment. The agreement calls for the vendor to receive a contingent fee equal to 4% of the gross proceeds of securities sold in the PIPE Investment.
On May 6, 2021, we entered into an agreement with a vendor for advisory services related to our initial business combination. The agreement calls for the vendor to receive a contingent fee equal to $5,000,000. If following or in connection with the termination, abandonment or failure to occur of any proposed business combination during the term of the agreement or during the 12-month period following the effective date of termination of the agreement, we are entitled to receive a break-up, termination, “topping,” expense reimbursement, earnest money payment or similar fee or payment (each and together, “termination payments”), the vendor is then entitled to receive a contingent fee equal to 25% of the aggregate amount of those termination payments, payable upon our receipt of such amount.
On December 7, 2021, we entered into an agreement with a vendor for investment banking services related to our initial business combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE Investment. The agreement calls for the vendor to receive a contingent fee equal to 2% of the gross proceeds of securities sold in the PIPE Investment.
Business Combination Agreement
On December 21, 2021, the
Company
entered into a Business Combination Agreement (the “
Business Combination Agreement
”) with Embraer S.A., a Brazilian corporation (
sociedade anônima
) (“
Embraer
”), Embraer Aircraft Holding Inc., a Delaware corporation and a direct wholly owned subsidiary of Embraer (“
EAH
”), and EVE UAM, LLC, a Delaware limited liability company and a wholly owned subsidiary of EAH (“
Eve
”).
The Business Combination
In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement (the “
Closing
”), the Company has agreed to pay consideration in the form of 220,000,000 newly issued shares of the Company’s common stock, par value $0.0001 per share (“
Common Stock
”), valued at $10.00
per share (the “
Consideration
”), to EAH in exchange for the transfer to the Company of all of the issued and outstanding limited liability company interests of Eve. As a result of the transactions contemplated by the Business Combination Agreement (the “
business combination
”), Eve will become a wholly owned subsidiary of the Company, which will change its name to “Eve Holding, Inc.”
The board of directors of the Company (the “
Board
”) has unanimously approved and declared advisable the Business Combination Agreement, the business combination and the other transactions contemplated thereby and resolved to recommend approval of the Business Combination Agreement and related matters by the Company’s stockholders.
Subscription Agreements
On December 21, 2021, concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the Company agreed to issue and sell to the PIPE Investors an aggregate of 30,500,000 shares of Common Stock at $10.00 per share, for an aggregate purchase price of $305,000,000, in private placements to close substantially concurrently with the Closing (the “PIPE Investment”). The PIPE Investors include, among others, the Sponsor, which subscribed to purchase 2,500,000 shares of Common Stock for a purchase price of $25,000,000, EAH, which subscribed to purchase 17,500,000 shares of Common Stock for a purchase price of $175,000,000 and certain strategic PIPE Investors and/or investors with existing relationships with Embraer (collectively, the “Strategic Investors”). Certain of the Strategic Investors have also entered into Strategic Warrant Agreements (as defined below) providing for the issuance of warrants to purchase shares of Common Stock upon the Closing and achievement of certain UAM Business milestones. In connection with the PIPE Investment, EAH has entered into arrangements with certain of such strategic investors to provide them with price protections in the amount of up to their $30 million aggregate commitments in the form of credits for parts and services or cash in exchange for the transfer of shares to EAH. Pursuant to the terms of the Subscription Agreements, a PIPE Investor, including the Sponsor and EAH, may assign all or a portion of its obligation to purchase its shares of Common Stock in the PIPE Investment with the Company’s prior consent.
On December 24, 2021, the Company entered into an additional Subscription Agreement with an additional Strategic Investor, pursuant to which such Strategic Investor subscribed to purchase 1,000,000 shares of Common Stock for an aggregate purchase price of $10,000,000. As a result, as of December 24, 2021, the Company has agreed to issue and sell an aggregate of 31,500,000 shares of Common Stock for an aggregate purchase price of $315,000,000 to the PIPE Investors in the PIPE Investment.
Strategic Warrant
and Lock-Up Agreements
On December 21, 2021, concurrently with the execution of the Business Combination Agreement, the Company entered into warrant agreements with the Strategic Investors (the “
Strategic Warrant Agreements
”), pursuant to which, subject to the consummation of the business combination, the Company has agreed to issue to the Strategic Investors new warrants to acquire an aggregate of (i) 14,150,000 shares of common stock, each with an exercise price of $0.01 per share (the “
Penny Warrants
”), which warrants will be issued at the Closing or in connection with the achievement of certain UAM Business milestones following the Closing, (ii) 12,000,000 shares of common stock, each with an exercise price of $15.00 per share, which warrants will be issued at the Closing, and (iii) 5,000,000 shares of common stock each with an exercise price of $11.50 per share, which warrants will be issued at the Closing. In general, each warrant is exercisable for a period of five or ten years following its issuance or first permitted exercise date. The Strategic Warrant Agreements provide for certain registration rights with respect to the resale of the shares of Common Stock underlying the warrants which are substantially similar to the registration rights provided under the Subscription Agreements. In addition, on December 21, 2021, certain of the Strategic Investors entered into lock-up agreements
with the Company, pursuant to which such Strategic Investors will be restricted from transferring certain of the new warrants issued at the Closing and the shares of common stock of the Company issued upon the exercise of such new warrants until the date that is three or five years after the Closing Date, as described below.